Subsequent Events	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events

On December 31, 2025, Zhejiang Alliance Arts & Crafts Co., Ltd. (“Zhejiang Alliance”) entered into a lease agreement with Zhejiang Yiwu High-tech Zone Development & Construction Co., Ltd. for the premises to be used as office and production space. The lease term is one year, commencing on January 1, 2026 and expiring on December 31, 2026, with an annual rent of RMB 180,905.

In November 2025, Haodingduo (Zhejiang) Network Technology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to November 19, 2026, with a loan amount of RMB 1,500,000.

In November 2025, Haodingduo (Zhejiang) Network Technology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to May 20, 2026, with a loan amount of RMB 1,500,000.

In November 2025, Haodingduo (Zhejiang) Network Technology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to November 19, 2026, with a loan amount of RMB 2,900,000. Xiaozhong Lin, Xuefen Zhang and Bodo Lin acted as the guarantors, and a mortgage guarantee contract was executed among the parties.

Apart from signing the aforementioned contracts, no subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.